ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

Nathan D. Briggs T +1 202 626 3909 Nathan.briggs@ropesgray.com

November 1, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	PIMCO Flexible Credit Income Fund

(File Nos. 333-214419, 811-23211)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), PIMCO Flexible Credit Income Fund (the “Fund”) hereby certifies that the forms of the Fund’s prospectus and statement of additional information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, which was filed by electronic transmission on October 27, 2017 pursuant to Rule 486(b) under the 1933 Act, and the Investment Company Act of 1940, as amended.

If you have any questions concerning this filing, please call me at (202) 626-3909.

Sincerely,

/s/ Nathan D. Briggs
Nathan D. Briggs

cc:	Joshua D. Ratner

Wu-Kwan Kit

David Sullivan